Federated Hermes Ohio Municipal Income Fund
(formerly, Federated Ohio Municipal Income Fund)
Portfolio of Investments
November 30, 2020 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—96.0%
	Ohio—95.3%
$2,000,000	Akron, Bath & Copley, OH Joint Township Hospital District (Children's Hospital Medical Center, Akron), Hospital Improvement & Refunding Revenue Bonds (Series 2012), 5.000%, 11/15/2032	$2,100,280
1,000,000	Akron, Bath & Copley, OH Joint Township Hospital District (Summa Health System), Hospital Facilities Revenue Bonds (Series 2016), 5.250%, 11/15/2041	1,182,920
1,000,000	Akron, OH (Akron, OH Community Learning Centers), Income Tax Revenue Refunding Bonds (Series 2012A), 5.000%, 12/1/2031	1,062,930
2,000,000	Akron, OH (Akron, OH Community Learning Centers), Income Tax Revenue Refunding Bonds (Series 2012A), 5.000%, 12/1/2033	2,122,760
500,000	Akron, OH (Akron, OH Community Learning Centers), Revenue Refunding Bonds (Series A), 5.000%, 12/1/2023	534,025
1,000,000	Allen County, OH (Bon Secours Mercy Health), Hospital Facilities Revenue Refunding Bonds, 5.000%, 11/1/2043	1,115,930
1,000,000	American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Refunding Revenue Bonds (Series 2015A), 5.000%, 2/15/2042	1,107,840
2,250,000	American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Revenue Bonds (Series 2015A), 5.000%, 2/15/2029	2,545,470
1,000,000	American Municipal Power-Ohio, Inc. (Combined Hydroelectric Projects), Revenue Refunding Bonds (Series 2020A), 5.000%, 2/15/2029	1,319,000
2,000,000	Bowling Green State University, OH, General Receipts Bonds (Series 2016A), 5.000%, 6/1/2044	2,292,900
3,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020B-2 Class 2), 5.000%, 6/1/2055	3,371,250
2,000,000	Butler County, OH Hospital Facilities Authority (UC Health), Revenue Bonds (Series 2016), 5.000%, 11/15/2045	2,317,840
3,000,000	Cincinnati, OH Water System, Revenue Bonds (Series 2015A), (United States Treasury PRF 12/1/2025@100), 5.000%, 12/1/2040	3,702,180
1,255,000	Cleveland Heights & University Heights, OH City School District, School Improvement UT GO Bonds (Series 2014), (United States Treasury PRF 6/1/2023@100), 5.000%, 12/1/2051	1,404,307
850,000	Cleveland Heights & University Heights, OH City School District, School Improvement UT GO Bonds (Series 2014), 5.000%, 12/1/2051	929,620
1,500,000	Cleveland State University, OH, General Receipts Bonds (Series 2012), 5.000%, 6/1/2037	1,555,110
250,000	Cleveland, OH (Cleveland, OH Water), Water Revenue Bonds (Series 2020FF), 5.000%, 1/1/2033	335,930
1,000,000	Cleveland, OH Income Tax (Cleveland, OH), Subordinate Lien Income Tax Public Facilities Improvements Refunding Bonds (Series 2017B), 5.000%, 10/1/2030	1,268,640
1,000,000	Cleveland, OH Municipal School District, School Improvement UT GO Bonds (Series 2015A), (Ohio School District Credit Enhancement GTD), 5.000%, 12/1/2033	1,105,680
500,000	Cleveland, OH, Various Purpose GO Bonds (Series 2019A), 4.000%, 12/1/2035	609,385
2,000,000	Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds (Series 2017), 5.000%, 12/1/2047	2,412,120
1,000,000	Columbus, OH Sewer System, Revenue Refunding Bonds (Series 2014), 5.000%, 6/1/2031	1,177,420
1,500,000	Columbus, OH, Various Purpose LT GO Bonds (Series 2013B), (United States Treasury PRF 8/15/2023@100), 5.000%, 8/15/2028	1,692,675
1,270,000	Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), 5.500%, 2/15/2057	1,492,085
1,340,000	Cuyahoga County, OH Sales Tax, Various Purpose Sales Tax Revenue Bonds (Series 2014), (United States Treasury PRF 12/ 1/2024@100), 5.000%, 12/1/2034	1,592,416
1,000,000	Cuyahoga County, OH, Certificates of Participation Convention Hotel Project (Series 2014), 5.000%, 12/1/2036	1,097,380
220,000	Cuyahoga, OH Community College District, General Receipts Revenue Bonds (Series 2012D), 5.000%, 8/1/2026	236,663
2,000,000	Fairfield County, OH, LT GO Bonds (Series 2015), 4.000%, 12/1/2040	2,194,640
1,000,000	Franklin County, OH Convention Facilities Authority (Greater Columbus Convention Center Hotel), Hotel Project Revenue Bonds (Series 2019), 5.000%, 12/1/2044	1,034,220
2,000,000	Franklin County, OH Convention Facilities Authority, Tax & Lease Revenue Anticipation & Refunding Bonds (Series 2014), (United States Treasury PRF 12/1/2024@100), 5.000%, 12/1/2035	2,372,340
1,000,000	Franklin County, OH Health Care Facilities (Friendship Village of Dublin, OH, Inc.), Refunding & Improvement Bonds (Series 2014), 5.000%, 11/15/2044	1,048,130

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$1,000,000		Franklin County, OH Hospital Facility Authority (Nationwide Children's Hospital), Hospital Improvement Revenue Bonds (Series 2017A), 5.000%, 11/1/2029	$1,260,220
1,000,000		Franklin County, OH Hospital Facility Authority (OhioHealth Corp,), Hospital Facilities Revenue Bonds (Series 2015), 5.000%, 5/15/2040	1,154,210
2,000,000		Franklin County, OH Revenue (Trinity Healthcare Credit Group), Revenue Bonds (Series 2017A), 5.000%, 12/1/2047	2,409,940
3,015,000		Franklin County, OH Sales Tax Revenue, Various Purpose Sales Tax Revenue Bonds (Series 2018), 5.000%, 6/1/2048	3,760,519
500,000		Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2036	542,370
500,000		Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2051	533,180
2,000,000		Hamilton County, OH Convention Facilities Authority, Convention Facilities Authority Revenue & Refunding Bonds (Series 2014), 5.000%, 12/1/2032	2,110,640
2,000,000		Hamilton County, OH Hospital Facilities Authority (Cincinnati Children's Hospital Medical Center), Hospital Facilities Revenue Bonds (Series 2019CC), 5.000%, 11/15/2041	3,055,220
2,850,000		Hamilton County, OH Sales Tax, Revenue Refunding Bonds (Series 2011A), 5.000%, 12/1/2032	2,955,307
1,075,000		Hamilton County, OH, LT GO Improvement and Refunding Bonds (Series 2017A), 5.000%, 12/1/2033	1,366,121
1,000,000		Hamilton County, OH, LT GO Refunding Bonds (Series 20017A), 5.000%, 12/1/2037	1,259,140
1,555,000		JobsOhio Beverage System, OH, Statewide Senior Lien Liquor Profits Tax-Exempt Revenue Bonds (Series 2013A), (United States Treasury PRF 1/1/2023@100), 5.000%, 1/1/2038	1,709,209
1,000,000		Kent State University, OH, General Receipts Bonds (Series 2020A), 5.000%, 5/1/2050	1,235,600
1,000,000		Miami County, OH Hospital Facility (Kettering Health Network Obligated Group), Hospital Facilities Revenue Refunding and Improvement Bonds (Series 2019), 5.000%, 8/1/2049	1,204,250
2,000,000		Miami University, OH, General Receipts Revenue & Refunding Bonds (Series 2011), 5.000%, 9/1/2031	2,068,720
500,000		Miami University, OH, General Receipts Revenue & Refunding Bonds (Series 2011), 5.000%, 9/1/2036	516,490
1,000,000		Middleburg Heights, OH (Southwest General Health Center), Hospital Facilities Improvement and Revenue Redunding Bonds (Series 2020A), 4.000%, 8/1/2047	1,139,390
1,000,000		Northeast OH Regional Sewer District, Wastewater Improvement Revenue & Refunding Bonds (Series 2014), (United States Treasury PRF 11/15/2024@100), 5.000%, 11/15/2049	1,186,280
2,000,000		Northeast OH Regional Sewer District, Wastewater Improvement Revenue Bonds (Series 2013), (United States Treasury PRF 5/15/2023@100), 5.000%, 11/15/2038	2,231,100
1,200,000	[1]	Ohio Air Quality Development Authority (AMG Vanadium LLC), Exempt Facilities Revenue Bonds (Series 2019), 5.000%, 7/1/2049	1,245,732
500,000		Ohio Air Quality Development Authority (Pratt Paper, LLC), Evempt Facilities Revenue Bonds (Series 2017), 4.250%, 1/15/2038	547,845
500,000		Ohio Air Quality Development Authority (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.500%, 1/15/2048	549,090
815,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 2019A), (GNMA Collateralized Home Mortgage Program COL), 4.000%, 3/1/2049	855,603
1,000,000		Ohio State Air Quality Development Authority (American Electric Power Co., Inc.), Air Quality Revenue Bonds (Series 2007B) TOBs, 2.500%, Mandatory Tender 10/1/2029	1,079,590
2,000,000		Ohio State Capital Facilities (Ohio State), Parks and Recreation Improvement Fund Projects (Series 2016C), 5.000%, 12/1/2031	2,478,340
1,000,000		Ohio State Health Educational Facilities Commission (Judson Obligated Group), Healthcare Facility Revenue Bonds (Series 2020A), 5.000%, 12/1/2050	1,090,050
1,000,000		Ohio State Higher Educational Facility Commission (Case Western Reserve University, OH), Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2040	1,182,170
1,500,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), Revenue Bonds (Series 2019B), 4.000%, 1/1/2042	1,748,070
1,000,000		Ohio State Higher Educational Facility Commission (Denison University), Revenue Bonds (Series 2019), 5.000%, 11/1/2044	1,261,320
2,000,000		Ohio State Higher Educational Facility Commission (Kenyon College, OH), Higher Educational Facility Revenue Bonds (Series 2015), 5.000%, 7/1/2041	2,276,360
1,830,000		Ohio State Higher Educational Facility Commission (University of Dayton), Revenue Bonds (Series 2013), 5.000%, 12/1/2031	1,964,029
345,000		Ohio State Higher Educational Facility Commission (Xavier University), Higher Educational Facility Revenue Bonds (Series 2020), 4.000%, 5/1/2037	402,470
1,025,000		Ohio State Higher Educational Facility Commission (Xavier University), Higher Educational Facility Revenue Bonds (Series 2020), 4.000%, 5/1/2039	1,188,344

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$2,000,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.000%, 1/15/2046	$2,294,220
3,325,000		Ohio State Treasurer Private Activity (Portsmouth Gateway Group LLC), Revenue Bonds (Series 2015), 5.000%, 12/31/2039	3,773,010
350,000		Ohio State Turnpike & Infrastructure Commission, Revenue Refunding Bonds (Series 2017A), 5.000%, 2/15/2028	443,065
1,000,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), (Original Issue Yield: 5.050%), (United States Treasury PRF 2/15/2023@100), 5.000%, 2/15/2048	1,103,810
1,000,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Revenue Refunding Bonds (Series 1998A), (National Re Holdings Corp. INS), 5.500%, 2/15/2024	1,116,040
1,000,000		Ohio State University, Special Purpose General Receipts Bonds (Series 2013A), 5.000%, 6/1/2038	1,097,570
2,000,000		Ohio State Water Development Authority Pollution Control Facilities (Ohio State Water Development Authority), Loan Fund Revenue Bonds (Series 2017A), 5.000%, 12/1/2030	2,534,220
1,000,000		Ohio State Water Development Authority, Water Development Revenue Bonds (Fresh Water Series 2016B), 5.000%, 6/1/2037	1,233,900
1,000,000		Ohio State, Capital Facilities Lease Appropriation Bonds Adult Correctional Building Fund Project (Series 2019B), 5.000%, 10/1/2032	1,418,340
3,000,000		Ohio State, Capital Facilities Lease-Appropriation Bonds (Series 2016A), 5.000%, 2/1/2030	3,637,980
750,000		Ohio State, Capital Facilities Lease-Appropriation Bonds Adult Correctional Building Fund (Series 2017A), 5.000%, 10/1/2034	936,173
1,460,000		Ohio State, Capital Facilities Lease-Appropriation Bonds Adult Correctional Building Fund (Series 2017A), 5.000%, 10/1/2035	1,817,846
3,000,000		Ohio State, Higher Education UT GO Bonds (Series 2015C), 5.000%, 11/1/2033	3,555,630
3,000,000		Ohio State, Higher Education UT GO Bonds (Series 2019A), 5.000%, 5/1/2035	3,769,920
1,000,000		Ohio State, Higher Education UT GO Bonds (Series 2019A), 5.000%, 5/1/2039	1,245,560
2,000,000		Ohio University, General Receipts Bonds (Series 2013), (United States Treasury PRF 12/1/2022@100), 5.000%, 12/1/2043	2,190,840
1,500,000		Olentangy, OH Local School District, UT GO Refunding Bonds (Series 2016), 5.000%, 12/1/2030	1,833,570
470,000		River Valley, OH Local School District, UT GO School Facilities Bonds, (School District Credit Program GTD), 5.250%, 11/1/2023	534,606
700,000		South Euclid, OH, LT GO Real Estate Acquisition and Urban Development Bonds, (United States Treasury PRF 6/1/ 2022@100), 5.000%, 6/1/2032	750,316
500,000		Switzerland, OH Local School District, UT GO School Improvement Refunding Bonds, (United States Treasury PRF 6/1/ 2023@100), 5.000%, 12/1/2027	558,820
1,000,000		Toledo, OH Water System, Revenue Improvement and Refunding Bonds (Series 2013), 5.000%, 11/15/2032	1,102,040
1,500,000		Toledo-Lucas County, OH Port Authority (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021	1,584,855
1,020,000		University of Akron, OH, General Receipts Bonds (Series 2015A), 5.000%, 1/1/2030	1,168,747
1,000,000		University of Akron, OH, General Receipts Bonds (Series 2016A), 5.000%, 1/1/2036	1,171,650
1,000,000		University of Cincinnati, OH, General Receipts Bonds (Series 2014C), 5.000%, 6/1/2041	1,137,950
1,000,000		University of Cincinnati, OH, General Receipts Bonds (Series 2019A), 4.000%, 6/1/2038	1,192,540
		TOTAL	141,104,223
		Puerto Rico—0.7%
1,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-1), 4.750%, 7/1/2053	1,083,930
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $133,029,223)	142,188,153
	[2]	SHORT-TERM MUNICIPALS—2.6%
		Ohio—2.6%
2,120,000		Allen County, OH (Bon Secours Mercy Health), (Series 2010C) Daily VRDNs, (BMO Harris Bank, N.A. LOC), 0.110%, 12/1/2020	2,120,000
1,100,000		Franklin County, OH Hospital Facility Authority (Nationwide Children's Hospital), (Series 2008B) Weekly VRDNs, 0.060%, 12/3/2020	1,100,000

Principal Amount			Value
	[2]	SHORT-TERM MUNICIPALS—continued
		Ohio—continued
$550,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-4) Daily VRDNs, (Barclays Bank plc LIQ), 0.080%, 12/1/2020	$550,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $3,770,000)	3,770,000
		TOTAL INVESTMENT IN SECURITIES—98.6% (IDENTIFIED COST $136,799,223)	145,958,153
		OTHER ASSETS AND LIABILITIES - NET—1.4%[3]	2,142,612
		TOTAL NET ASSETS—100%	$148,100,765
Securities that are subject to the federal alternative minimum tax (AMT) represent 4.2% of the Fund's portfolio as calculated based upon total market value.

Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2020, this restricted security amounted to $1,245,732, which represented 0.8% of total net assets.

Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share and the actual value obtained could be materially different.
Fair Valuation
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2020, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
COL	—Collateralized
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PRF	—Pre-refunded
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes